First Trust Managed Municipal Fund
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.6%
	Alabama – 3.0%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$501,014
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	537,278
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 6/01/29)	5.25%	02/01/53	536,535
1,000,000	Wilsonville AL Indl Dev Brd Poll Control Rev Var Ref AL Pwr Co, Ser D (a)	1.30%	01/01/24	1,000,000
				2,574,827
	Arizona – 1.5%
465,000	AZ Brd of Rgts, Ser A	5.00%	07/01/39	521,859
750,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada At Pusch Ridge Proj, Ser A (b)	6.25%	11/15/35	781,106
				1,302,965
	Arkansas – 0.3%
250,000	AR Dev Fin Auth Envrnmntl Rev Green Bond United States Steel Corp Proj, AMT (b)	5.45%	09/01/52	250,141
	California – 10.4%
600,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	609,523
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	846,958
500,000	CA St Hlth Facs Fing Auth Rev Stanford Hlth Care, Ser A	5.00%	08/15/54	515,598
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	243,439
375,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	382,874
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	506,046
500,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	501,386
250,000	CA St Stwd Cmntys Dev Auth Mfh Rev Var Adams Boulevard & Harvard Gardens Apartments Sub, Ser L-1 (Mandatory put 03/01/24)	3.50%	03/01/26	250,163
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	514,638
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,171,504
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	29,024
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	263,184
475,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/33	544,600
675,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/35	768,151
275,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Ref Subord Arpt Rev Bonds, Ser B	5.00%	07/01/37	307,442
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	519,849
400,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/39	471,912
605,000	Tustin CA Cmnty Facs Dist Spltax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/37	630,835
				9,077,126

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado – 3.0%
$500,000	Copperleaf CO Met Dist #6, Ser A (Pre-refunded maturity 12/01/23)	5.25%	12/01/48	$525,071
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,089,355
500,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	457,645
500,000	Murphy Creek Met Dist #5 CO Sr Bonds, Ser A	6.00%	12/01/52	497,200
				2,569,271
	Connecticut – 2.5%
330,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/26	344,965
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	998,912
250,000	CT St Spl Tax Oblig Rev Transprtn Infra Purp, Ser A	5.00%	07/01/36	294,691
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	500,580
				2,139,148
	Florida – 3.6%
500,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	537,248
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	351,763
500,000	FL St Dev Fin Corp Var Brightline Passngr Rail Expan Proj Remk, Ser A, AMT (Mandatory put 04/04/23)	2.90%	12/01/56	499,707
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Assmnt Area 1 Proj (b)	4.00%	05/01/40	435,320
400,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	442,105
250,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Jupiter Med Ctr Proj, Ser A	5.00%	11/01/34	273,040
285,000	Pasco Cnty FL Sch Brd, Ser A, AGM, COPS	5.00%	08/01/37	323,360
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	254,977
				3,117,520
	Georgia – 3.6%
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, Ser 1 (a)	1.45%	07/01/49	1,000,000
740,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/30	791,530
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	501,130
400,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/37	449,901
335,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/29	382,678
				3,125,239
	Hawaii – 1.1%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	523,276
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Sys Rev, Ser A	3.00%	07/01/41	454,195
				977,471
	Idaho – 0.6%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	546,119
	Illinois – 4.2%
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	815,647
415,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser C	5.00%	01/01/38	434,008
500,000	IL St	5.50%	05/01/39	543,183
250,000	IL St, Ser A	5.50%	03/01/47	268,543
410,000	Madison Bond Etc Cntys Il Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/35	476,792

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,025,000	Sangamon Menard Etc Cntys IL Cmnty Sch Dist #8, Ser A	5.00%	02/15/38	$1,140,502
				3,678,675
	Indiana – 3.2%
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	541,482
500,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	500,639
500,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser A	3.13%	07/01/25	496,435
500,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser B	3.13%	07/01/25	496,435
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	725,203
				2,760,194
	Iowa – 0.6%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	511,273
	Kansas – 0.3%
235,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections And Parks & Rec Projs	5.00%	09/01/33	280,354
	Kentucky – 3.0%
1,000,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Inc Pj Remk, Ser B (Mandatory put 03/01/23)	2.90%	04/01/31	1,000,008
580,000	KY St Property & Bldgs Commn Revs Proj #124, Ser A, AGM	5.00%	11/01/37	651,924
1,000,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (a)	2.00%	08/01/61	1,000,000
				2,651,932
	Louisiana – 0.8%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	468,452
250,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	236,769
				705,221
	Maryland – 2.2%
550,000	MD St Dept of Transprtn Consol Transprtn	3.00%	11/01/31	552,689
335,000	MD St Dept of Transprtn Consol Transprtn 2nd Issue	5.00%	10/01/29	367,924
1,000,000	Prince Georges Cnty MD Consol Pub Impt, Ser A	3.00%	03/01/27	1,000,417
				1,921,030
	Michigan – 2.1%
1,300,000	Great Lakes Wtr Auth MI Wtr Rev Ref Bds C Rev Re	5.25%	07/01/33	1,416,691
355,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	5.00%	02/15/37	383,585
				1,800,276
	Minnesota – 0.8%
650,000	Alexandria MN Indep Sch Dist #206 Ref Sch Bldg, Ser B	5.00%	02/01/24	666,169
	Mississippi – 0.6%
500,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	499,958

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri – 0.6%
$500,000	MO St Hlth & Eductnl Facs Auth Var St Louis Univ, Ser B-1 (a)	1.25%	10/01/35	$500,000
	Nevada – 0.8%
620,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/29	667,972
	New Jersey – 2.7%
500,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/23	504,565
180,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	180,023
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	621,250
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	532,590
500,000	NJ St Turnpike Auth Turnpike Rev, Ser A	5.00%	01/01/32	516,444
				2,354,872
	New Mexico – 1.6%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	991,202
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	426,617
				1,417,819
	New York – 8.6%
475,000	Build NYC Res Corp NY Rev Global Cmnty Chrt Sch Proj, Ser A	5.00%	06/15/42	470,900
295,000	Build NYC Res Corp NY Rev Social Bond E Harlem Scholars Acdmy Chrt Sch Proj (b)	5.75%	06/01/42	308,417
750,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	791,502
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	432,900
700,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	706,074
500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	541,195
250,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	293,262
500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	509,869
500,000	New York NY Subser B-1, Ser B	5.25%	10/01/40	582,486
775,000	New York St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/42	854,083
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	476,193
375,000	Westhill NY Centrl Sch Dist, BANS	4.00%	06/28/23	376,975
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,120,858
				7,464,714
	North Carolina – 2.8%
1,000,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth, Ser C (Mandatory put 03/01/23)	5.00%	01/15/48	1,001,930
850,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	909,162
500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	511,740
				2,422,832
	Ohio – 1.6%
500,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	477,502
500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	456,934

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	$465,238
				1,399,674
	Oregon – 2.7%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	465,485
270,000	OR St Dept of Transprtn Hwy User Tax Rev Subord Lien, Ser A	5.00%	11/15/39	306,270
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,079,655
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	523,392
				2,374,802
	Pennsylvania – 6.7%
515,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/37	563,285
500,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	508,687
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	502,479
500,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	506,843
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev, The Penndot Major Bridges Package One Proj, P3 Proj, AMT	5.50%	06/30/37	1,126,654
340,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	370,391
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	834,400
450,000	Philadelphia PA, Ser A	4.00%	05/01/41	453,088
1,000,000	Southcentrl PA Gen Auth Rev Var Ref Wellspan Hlth Obligated Grp, Ser C (Mandatory put 02/01/23) (a)	1.24%	06/01/37	1,000,000
				5,865,827
	Puerto Rico – 1.5%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	703,008
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	77,370
531,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	509,666
				1,290,044
	South Carolina – 2.3%
1,000,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev, Ser A (Mandatory put 02/01/24)	4.00%	10/01/48	1,006,538
355,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	343,995
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	624,871
				1,975,404
	Tennessee – 2.4%
500,000	Met Govt Nashville & Davidson Cnty TN, Ser A	4.00%	01/01/37	526,208
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	563,457
1,000,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	1,001,069
				2,090,734
	Texas – 10.0%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	4.00%	02/15/36	508,789

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/35	$226,641
550,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	592,077
400,000	Centrl TX Regl Mobility Auth Rev Ref Sr Lien, Ser B	5.00%	01/01/33	452,741
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	441,495
410,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	477,809
300,000	Cotulla TX Indep Sch Dist	5.00%	02/15/34	352,607
500,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	534,799
500,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.00%	09/01/33	560,200
545,000	Fulshear Muni Util Dist No 3A TX, BAM	5.00%	09/01/39	571,370
190,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	205,967
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/40	545,932
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/39	265,024
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	564,365
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dt #2 Proj (b)	5.13%	09/01/42	498,447
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	857,254
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	286,673
755,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/33	784,653
				8,726,843
	Utah – 1.5%
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (b)	5.75%	03/01/42	509,110
700,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/35	826,209
				1,335,319
	Washington – 0.9%
700,000	WA St Mvft Vrf Go Bonds, Ser F	5.00%	06/01/43	786,922
	West Virginia – 0.6%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	503,513
	Wisconsin – 0.6%
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	547,249
	Wyoming – 2.3%
785,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.25%	06/01/37	905,385
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.25%	06/01/40	1,135,093
				2,040,478

Total Investments – 97.6%	84,919,927
(Cost $83,157,396)
Net Other Assets and Liabilities – 2.4%	2,081,129
Net Assets – 100.0%	$87,001,056

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Note Futures	Short	8	Mar 2023	$ (969,625)	$750

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $5,166,474 or 5.9% of net assets.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
COPS	Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 84,919,927	$ —	$ 84,919,927	$ —
Futures Contracts	750	750	—	—
Total	$ 84,920,677	$ 750	$ 84,919,927	$—

*	See Portfolio of Investments for state and territory breakout.